Related Party Transactions (Amounts Due from and Due to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 CMCC [Member] USD ($)	Dec. 31, 2014 CMCC [Member] CNY	Dec. 31, 2013 CMCC [Member] CNY	Dec. 31, 2014 Phoenix TV Group [Member] USD ($)	Dec. 31, 2014 Phoenix TV Group [Member] CNY	Dec. 31, 2013 Phoenix TV Group [Member] CNY	Dec. 31, 2014 Equity method investees [Member] USD ($)	Dec. 31, 2014 Equity method investees [Member] CNY	Dec. 31, 2013 Equity method investees [Member] CNY	Dec. 31, 2014 Others [Member] USD ($)	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY
Amounts due from related parties:
Accounts receivable from related party				$ 11,971	74,273	73,113
Due from related party							12,457	77,293	52,042
Due from equity method investees										3,783	23,469	0
Others													191	1,189	3
Total	28,402	176,224	125,158
Amounts due to related parties:
Due to related party	$ 3,625	22,489	21,034	$ 91	563	248	$ 3,534	21,926	20,786